Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
COMPREHENSIVE INCOME	$ 7,510	$ 3,257
Comprehensive income, attributable to owners of parent	7,484	3,232
Comprehensive income, attributable to non-controlling interests	26	25
NET EARNINGS	7,687	3,179
Items that will not be reclassified to net earnings:
Net actuarial gain on defined benefit plans	83	95
Net fair value loss on investments	(44)	81
Items that have been or may be subsequently reclassified to net earnings:
Gain on currency translation of foreign operations	(199)	(115)
Other	(17)	17
OTHER COMPREHENSIVE INCOME	(177)	78
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	83	95
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	(44)	81
Gains (losses) on exchange differences on translation, net of tax	(199)	(115)
Other comprehensive income that have been or may be subsequently reclassified to net earnings as other	(17)	17
Net earnings	$ 7,687	$ 3,179